COST OF SALES AND SERVICES - Schedule of cost of sales and service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost Of Revenue And Service Abstract
Salaries and related expenses	$ 4,900	$ 2,861	$ 3,556
Materials and models	2,701	2,276	707
Depriciation	31	34	21
Chip Development tools and Subcontractors	689	767	214
Total cost of sales and services	$ 8,321	$ 5,938	$ 4,498